Common Stock - Summary of Increase Decrease In Stockholders Equity (Detail) - shares		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Common Class A
Class A shares
Beginning balance (in Shares)		8,158,861	6,735,372	4,191,743
Shares issued from option exercise		4,740
Converted from Class B shares	[1]	866,827	1,423,489	2,543,629
Ending balance		9,030,428	8,158,861	6,735,372
Class B shares
Beginning balance (in Shares)		8,158,861	6,735,372	4,191,743
Shares issued from option exercise		4,740
Ending balance		9,030,428	8,158,861	6,735,372
Common Class B
Class A shares
Beginning balance (in Shares)		36,159,437	35,188,144	28,819,601
Shares issued from option exercise		9,969,102	2,394,782	8,912,172
Ending balance		45,261,712	36,159,437	35,188,144
Class B shares
Beginning balance (in Shares)		36,159,437	35,188,144	28,819,601
Shares issued from option exercise		9,969,102	2,394,782	8,912,172
Converted to Class A shares	[1]	(866,827)	(1,423,489)	(2,543,629)
Ending balance		45,261,712	36,159,437	35,188,144

[1]	The conversion of Class B Common Stock to Class A Common Stock during all periods presented was due to the sale of Class B Common Stock in secondary sale transactions. In such transactions, each share of Class B Common Stock was automatically converted into one share of Class A Common Stock.